Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Number Of Shares Used In Calculation Of Earnings Per Share

(In thousands)	2012	2011	2010
Weighted Average Shares
Outstanding—Basic	26,699	26,588	26,450
Dilutive Options and Performance-
Accelerated Restricted Stock	331	315	288
Shares—Diluted	27,030	26,903	26,738